Convergence Long/Short Equity ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 113.7%	Shares	Value
Accommodation - 0.2%
Travel + Leisure Co. (a)	23,052	$ 1,585,056

Administrative and Support Services - 2.4%
Booking Holdings, Inc. (a)	17,568	3,497,613
Bread Financial Holdings, Inc. (a)	71,011	7,418,519
Expedia Group, Inc. (a)	13,688	4,340,739
Mastercard, Inc. - Class A (a)	1,257	740,763
Millicom International Cellular SA (a)	27,386	2,567,711
Uber Technologies, Inc. (a)(b)	41,767	3,159,673
		21,725,018

Beverage and Tobacco Product Manufacturing - 1.0%
Altria Group, Inc. (a)	73,174	5,010,955
Coca-Cola Consolidated, Inc. (a)	22,119	4,325,813
		9,336,768

Chemical Manufacturing - 5.9%
Amgen, Inc. (a)	7,886	3,390,034
Biogen, Inc. (a)(b)	22,150	4,798,797
Bristol-Myers Squibb Co. (a)	98,626	6,589,203
Halozyme Therapeutics, Inc. (a)(b)	62,247	6,628,683
Incyte Corp. (a)(b)	52,015	6,409,288
Jazz Pharmaceuticals PLC (a)(b)	28,810	7,222,091
Merck & Co., Inc. (a)	32,836	4,851,847
Neurocrine Biosciences, Inc. (a)(b)	47,992	7,392,208
Viatris, Inc. (a)	325,386	5,372,123
		52,654,274

Computer and Electronic Product Manufacturing - 30.9% (c)
10X Genomics, Inc. - Class A (a)(b)	118,694	7,412,440
Advanced Micro Devices, Inc. (a)(b)	33,396	15,720,165
Amkor Technology, Inc. (a)	53,918	2,550,322
Apple, Inc.	59,944	18,993,256
Arista Networks, Inc. (a)(b)	59,605	11,664,103
AXT, Inc. (a)(b)	51,982	3,150,629
Broadcom, Inc. (a)	85,447	31,644,442
Cisco Systems, Inc.	88,347	9,761,460
Dell Technologies, Inc. - Class C (a)	30,621	13,963,482
Fortinet, Inc. (a)(b)	93,469	15,976,656
Illumina, Inc. (a)(b)	15,511	3,313,615
Keysight Technologies, Inc. (b)	10,564	3,409,003
Lam Research Corp. (a)	49,180	14,827,278
Micron Technology, Inc. (a)	28,618	27,436,935
MKS, Inc. (a)	13,792	3,534,062
Northrop Grumman Corp. (a)	8,123	4,383,983
NVIDIA Corp. (a)	251,998	55,636,119
Otis Worldwide Corp.	68,562	4,876,815
Sandisk Corp. (a)(b)	12,262	19,210,875
Teradata Corp. (a)(b)	141,476	4,102,804
Western Digital Corp. (a)	14,589	6,573,074
		278,141,518

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.8%
Airbnb, Inc. - Class A (a)(b)	25,217	4,620,259
Automatic Data Processing, Inc. (a)	7,754	2,218,884
		6,839,143

Construction of Buildings - 0.9%
Everus Construction Group, Inc. (b)	42,501	4,893,140
NVR, Inc. (a)(b)	257	1,623,014
Toll Brothers, Inc. (a)	9,888	1,418,434
		7,934,588

Couriers and Messengers - 0.3%
United Parcel Service, Inc. - Class B (a)	25,884	2,697,889

Credit Intermediation and Related Activities - 7.1%
Bank of America Corp. (a)	155,329	9,621,078
Bank of New York Mellon Corp. (a)	48,186	7,771,438
Citigroup, Inc. (a)	43,396	5,711,782
Citizens Financial Group, Inc. (a)	62,875	4,330,201
First BanCorp/Puerto Rico (a)	204,277	5,695,243
Northern Trust Corp. (a)	37,073	6,879,266
PNC Financial Services Group, Inc. (a)	26,445	6,337,015
State Street Corp. (a)	40,359	7,723,905
Synchrony Financial (a)	24,785	1,910,428
Wells Fargo & Co. (a)	57,697	4,984,444
Zions Bancorp NA (a)	45,971	3,065,806
		64,030,606

Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
EnerSys (a)	25,852	4,753,149

Fabricated Metal Product Manufacturing - 1.0%
Mueller Industries, Inc. (a)	74,784	4,667,270
Nucor Corp. (a)	17,741	4,428,863
		9,096,133

Food Manufacturing - 1.2%
Archer-Daniels-Midland Co. (a)	74,441	6,051,309
Darling Ingredients, Inc. (a)(b)	73,216	4,852,024
		10,903,333

Food Services and Drinking Places - 1.4%
Manhattan Associates, Inc. (a)(b)	54,647	12,196,664

General Merchandise Retailers - 2.5%
Macy's, Inc. (a)	266,555	5,853,548
Target Corp. (a)	67,799	10,907,503
Walmart, Inc. (a)	55,958	5,868,315
		22,629,366

Health and Personal Care Retailers - 0.6%
CVS Health Corp. (a)	60,376	5,669,910

Insurance Carriers and Related Activities - 4.5%
Centene Corp. (a)(b)	96,117	6,184,168
Cigna Group (a)	18,680	5,157,174

Frontdoor, Inc. (a)(b)	62,589	5,061,572
MetLife, Inc. (a)	42,817	4,074,894
Oscar Health, Inc. - Class A (a)(b)	61,799	1,851,498
Prudential Financial, Inc. (a)	36,693	4,315,097
Reinsurance Group of America, Inc. (a)	14,741	3,626,876
Travelers Cos., Inc. (a)	9,886	3,617,584
UnitedHealth Group, Inc. (a)	15,832	6,165,139
		40,054,002

Leather and Allied Product Manufacturing - 0.2%
Tapestry, Inc. (a)	12,218	1,507,579

Machinery Manufacturing - 0.6%
Cummins, Inc.	8,707	4,914,231

Management of Companies and Enterprises - 0.4%
Cathay General Bancorp (a)	48,426	2,964,155
Slide Insurance Holdings, Inc. (a)(b)	44,659	1,038,322
		4,002,477

Merchant Wholesalers, Durable Goods - 1.8%
Arrow Electronics, Inc. (a)(b)	20,257	4,141,139
Avnet, Inc. (a)	53,541	4,795,132
OPENLANE, Inc. (a)(b)	58,723	2,090,539
Reliance, Inc. (a)	4,321	1,659,480
TD SYNNEX Corp. (a)	13,310	3,365,433
		16,051,723

Merchant Wholesalers, Nondurable Goods - 1.9%
Cardinal Health, Inc. (a)	23,468	5,506,062
HF Sinclair Corp. (a)	55,547	5,644,131
McKesson Corp. (a)	6,538	5,788,222
		16,938,415

Mining (except Oil and Gas) - 0.8%
Freeport-McMoRan, Inc. (a)	27,399	2,075,200
Southern Copper Corp. (a)	23,569	4,922,857
		6,998,057

Miscellaneous Manufacturing - 0.9%
Brady Corp. - Class A (a)	30,621	2,775,794
Johnson & Johnson (a)	20,705	5,504,424
		8,280,218

Motor Vehicle and Parts Dealers - 2.1%
Cargurus, Inc. (a)(b)	136,701	4,874,758
CarMax, Inc. (a)(b)	79,587	4,881,071
Murphy USA, Inc. (a)	8,745	4,507,085
Sensata Technologies Holding PLC (a)	116,506	4,780,241
		19,043,155

Oil and Gas Extraction - 1.1%
APA Corp. (a)	126,621	5,463,696
ExxonMobil Holdings Corp. (a)	28,373	4,566,635
		10,030,331

Petroleum and Coal Products Manufacturing - 3.0%
Marathon Petroleum Corp. (a)	23,550	8,791,686
Phillips 66 (a)	33,753	8,322,815
Quaker Chemical Corp. (a)	10,989	1,821,976
Valero Energy Corp. (a)	22,988	8,250,853
		27,187,330

Primary Metal Manufacturing - 1.3%
Commercial Metals Co. (a)	65,563	4,423,536
Constellium SE (a)(b)	122,194	3,229,587
Howmet Aerospace, Inc. (a)	16,201	3,968,435
		11,621,558

Professional, Scientific, and Technical Services - 10.4%
Alphabet, Inc. - Class A (a)	81,459	27,643,112
Alphabet, Inc. - Class C (a)	70,243	23,560,205
Exelixis, Inc. (a)(b)	118,790	6,490,685
GoDaddy, Inc. - Class A (a)(b)	68,341	6,689,217
Oracle Corp. (a)	24,281	3,620,783
Paychex, Inc. (a)	29,276	3,728,006
Seagate Technology Holdings PLC (a)	4,074	3,374,820
VeriSign, Inc. (a)	38,026	10,962,135
Virtu Financial, Inc. - Class A (a)	120,089	7,882,642
		93,951,605

Publishing Industries - 8.8%
Adobe, Inc. (a)(b)	34,724	10,166,840
Autodesk, Inc. (a)(b)	21,240	5,491,177
Cloudflare, Inc. - Class A (b)	19,475	5,942,017
Dropbox, Inc. - Class A (a)(b)	61,839	2,176,115
Hewlett Packard Enterprise Co. (a)	219,091	11,445,314
Microsoft Corp.	24,824	12,592,967
Reddit, Inc. - Class A (a)(b)	83,052	12,275,916
Salesforce, Inc. (a)	44,761	11,527,748
Toast, Inc. - Class A (a)(b)	80,395	2,740,666
UiPath, Inc. - Class A (a)(b)	247,014	4,611,751
		78,970,511

Rail Transportation - 0.7%
CSX Corp. (a)	48,035	2,426,248
Union Pacific Corp. (a)	14,201	4,269,815
		6,696,063

Real Estate - 0.2%
Jones Lang LaSalle, Inc. (a)(b)	4,116	1,505,921

Rental and Leasing Services - 0.6%
AerCap Holdings NV (a)	36,021	5,256,905

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.4%
Interactive Brokers Group, Inc. - Class A (a)	85,486	8,316,933
Morgan Stanley (a)	13,210	2,817,957
PJT Partners, Inc. - Class A (a)	25,804	4,654,783
Raymond James Financial, Inc. (a)	39,451	7,028,985
StoneX Group, Inc. (a)(b)	118,479	8,113,442
		30,932,100

Specialty Trade Contractors - 1.8%
Argan, Inc.	8,217	3,492,143
Comfort Systems USA, Inc. (a)	3,279	5,068,088
EMCOR Group, Inc. (a)	7,250	5,325,415
IES Holdings, Inc. (a)(b)	8,445	2,558,835
		16,444,481

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 4.2%
Amazon.com, Inc. (a)(b)	109,478	28,439,100
eBay, Inc. (a)	45,238	4,684,848
Etsy, Inc. (a)(b)	57,958	4,713,724
		37,837,672

Telecommunications - 0.8%
AT&T, Inc. (a)	283,956	7,351,621

Textile Product Mills - 0.2%
Mohawk Industries, Inc. (a)(b)	11,597	1,487,315

Transportation Equipment Manufacturing - 3.8%
BorgWarner, Inc. (a)	29,804	1,912,225
Ford Motor Co. (a)	336,384	4,689,193
General Motors Co. (a)	102,141	8,816,811
Lear Corp. (a)	32,853	4,106,297
Lockheed Martin Corp. (a)	8,831	4,956,222
RTX Corp. (a)	24,399	5,068,404
Textron, Inc. (a)	56,588	4,558,729
		34,107,881

Utilities - 2.2%
Eversource Energy (a)	59,552	4,176,977
Exelon Corp. (a)	90,629	3,962,300
National Fuel Gas Co. (a)	35,538	2,951,786
NextEra Energy, Inc. (a)	50,554	4,162,616
UGI Corp.	118,117	4,541,599
		19,795,278

Warehousing and Storage - 0.3%
Landstar System, Inc. (a)	16,172	2,921,148

Web Search Portals, Libraries, Archives, and Other Information Services - 1.0%
Meta Platforms, Inc. - Class A (a)	16,129	9,231,272
TOTAL COMMON STOCKS (Cost $914,005,536)		1,023,312,264

REAL ESTATE INVESTMENT TRUSTS - 2.3%	Shares	Value
Professional, Scientific, and Technical Services - 0.4%
Outfront Media, Inc. (a)	113,277	3,328,078

Real Estate - 1.9%
DiamondRock Hospitality Co. (a)	150,801	1,856,361
EPR Properties (a)	60,010	3,523,187
First Industrial Realty Trust, Inc. (a)	41,441	2,564,369
Gaming and Leisure Properties, Inc. (a)	67,956	2,858,909
Host Hotels & Resorts, Inc. (a)	148,170	3,249,368
Prologis, Inc. (a)	24,999	3,497,860
		17,550,054
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,030,650)		20,878,132

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (d)	793,038		793,038
TOTAL MONEY MARKET FUNDS (Cost $793,038)			793,038

TOTAL INVESTMENTS - 116.1% (Cost $935,829,224)			1,044,983,434
Liabilities in Excess of Other Assets - (16.1)%		(57)	(144,575,372)
TOTAL NET ASSETS - 100.0%			$ 900,408,062

Percentages are stated as a percent of net assets. PLC – Public Limited Company

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of August 31, 2026 was $974,869,123.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
August 31, 2026 (Unaudited)

COMMON STOCKS - (51.8)%	Shares	Value
Administrative and Support Services - (2.4)%
Carlyle Group, Inc.	(70,754)	$ (3,423,786)
Circle Internet Group, Inc.	(38,450)	(3,673,897)
Equifax, Inc.	(5,482)	(1,036,975)
GPGI, Inc.	(141,957)	(1,876,671)
Paramount Skydance Corp.	(296,811)	(3,238,208)
ROBLOX Corp. - Class A	(141,213)	(5,830,685)
Rollins, Inc.	(42,513)	(1,533,444)
Royal Caribbean Cruises Ltd.	(3,167)	(851,100)
		(21,464,766)

Air Transportation - (0.2)%
Alaska Air Group, Inc.	(49,958)	(2,064,764)

Ambulatory Health Care Services - (0.4)%
Guardant Health, Inc.	(18,078)	(2,874,763)
RadNet, Inc.	(8,234)	(624,302)
		(3,499,065)

Amusement, Gambling, and Recreation Industries - (0.5)%
Walt Disney Co.	(37,685)	(4,053,022)

Animal Production and Aquaculture - (0.3)%
Cal-Maine Foods, Inc.	(28,874)	(2,278,736)

Beverage and Tobacco Product Manufacturing - (0.6)%
Celsius Holdings, Inc.	(85,012)	(2,673,627)
Constellation Brands, Inc. - Class A	(9,629)	(1,257,740)
Primo Brands Corp.	(54,720)	(1,248,711)

		(5,180,078)

Broadcasting and Content Providers - (1.1)%
Liberty Media Corp.-Liberty Formula One - Class C	(54,429)	(5,440,179)
Spotify Technology SA	(7,633)	(4,149,451)
		(9,589,630)

Chemical Manufacturing - (3.1)%
Abbott Laboratories	(28,035)	(3,093,943)
Air Products and Chemicals, Inc.	(3,706)	(1,146,859)
Alkermes PLC	(63,119)	(2,965,962)
Alnylam Pharmaceuticals, Inc.	(7,051)	(1,697,105)
Arrowhead Pharmaceuticals, Inc.	(36,756)	(3,028,327)
DuPont de Nemours, Inc.	(16,498)	(2,220,466)
elf Beauty, Inc.	(34,817)	(3,796,794)
Insmed, Inc.	(12,333)	(1,502,406)
International Flavors & Fragrances, Inc.	(18,760)	(1,619,551)
Rhythm Pharmaceuticals, Inc.	(13,510)	(1,433,816)
TG Therapeutics, Inc.	(45,738)	(2,483,573)
Vertex Pharmaceuticals, Inc.	(5,958)	(3,244,250)
		(28,233,052)

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - (0.2)%
Boot Barn Holdings, Inc.	(9,102)	(1,371,034)

Computer and Electronic Product Manufacturing - (11.5)% (a)
ACM Research, Inc. - Class A	(36,283)	(2,642,128)
Advanced Energy Industries, Inc.	(8,090)	(2,239,797)
Amphenol Corp. - Class A	(60,634)	(9,613,521)
Applied Optoelectronics, Inc.	(27,036)	(2,911,507)
Astera Labs, Inc.	(19,659)	(5,838,330)
Badger Meter, Inc.	(25,666)	(3,476,973)
Ciena Corp.	(10,777)	(4,125,436)
Credo Technology Group Holding Ltd.	(34,604)	(7,827,079)
Everpure, Inc. - Class A	(35,561)	(3,305,395)
First Solar, Inc.	(19,696)	(3,976,622)
GE HealthCare Technologies, Inc.	(27,626)	(1,967,800)
Kratos Defense & Security Solutions, Inc.	(39,689)	(2,023,345)
Kulicke & Soffa Industries, Inc.	(39,942)	(3,197,757)
Lumentum Holdings, Inc.	(3,544)	(3,241,910)
Mirion Technologies, Inc.	(262,817)	(3,960,652)
Monolithic Power Systems, Inc.	(4,873)	(6,177,843)
Motorola Solutions, Inc.	(6,933)	(3,364,585)
NXP Semiconductors NV	(8,967)	(2,014,347)
Onto Innovation, Inc.	(11,711)	(3,129,296)
Rambus, Inc.	(86,002)	(7,455,513)
Roper Technologies, Inc.	(2,716)	(1,153,322)
Sanmina Corp.	(6,756)	(1,329,040)
SiTime Corp.	(13,354)	(7,550,619)
Teledyne Technologies, Inc.	(2,797)	(1,714,421)
Universal Display Corp.	(24,030)	(1,998,575)
Waters Corp.	(16,547)	(6,860,883)
		(103,096,696)

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - (0.6)%
Core Scientific, Inc.	(234,770)	(3,826,751)
Tempus AI, Inc. - Class A	(24,219)	(1,527,008)
		(5,353,759)

Credit Intermediation and Related Activities - (2.5)%
Coinbase Global, Inc. - Class A	(15,355)	(2,888,583)
Eastern Bankshares, Inc.	(34,270)	(752,569)
Fifth Third Bancorp	(72,354)	(3,890,475)
Flagstar Bank NA	(150,852)	(2,007,840)
Old National Bancorp	(69,270)	(1,771,927)
Pinnacle Financial Partners, Inc.	(16,513)	(1,650,805)
Prosperity Bancshares, Inc.	(14,631)	(1,046,994)
Renasant Corp.	(39,726)	(1,625,191)
Rocket Cos., Inc. - Class A	(252,240)	(3,382,538)
SouthState Bank Corporation	(16,270)	(1,706,560)
Western Alliance Bancorp	(25,541)	(1,995,518)
		(22,719,000)

Electrical Equipment, Appliance, and Component Manufacturing - (0.5)%
Novanta, Inc.	(19,900)	(2,909,778)
SharkNinja, Inc.	(7,512)	(1,445,985)
		(4,355,763)

Fabricated Metal Product Manufacturing - (0.2)%
Axon Enterprise, Inc.	(2,966)	(1,680,417)

Food and Beverage Retailers - (0.2)%
Dutch Bros, Inc. - Class A	(33,155)	(1,619,953)

Food Manufacturing - (0.2)%
McCormick & Co., Inc.	(37,281)	(2,021,376)

Food Services and Drinking Places - (0.3)%
Cava Group, Inc.	(31,207)	(2,051,860)
Wingstop, Inc.	(9,467)	(1,036,447)
		(3,088,307)

Furniture and Related Product Manufacturing - (0.2)%
Somnigroup International, Inc.	(22,596)	(1,463,091)

Furniture, Home Furnishings, Electronics, and Appliance Retailers - (0.8)%
CoreWeave, Inc. - Class A	(51,097)	(4,337,625)
Floor & Decor Holdings, Inc. - Class A	(63,886)	(3,211,549)
		(7,549,174)

General Merchandise Retailers - (1.0)%
BJ's Wholesale Club Holdings, Inc.	(34,131)	(3,093,975)
Burlington Stores, Inc.	(3,436)	(892,536)
Costco Wholesale Corp.	(4,161)	(3,927,526)
Ollie's Bargain Outlet Holdings, Inc.	(19,362)	(1,460,282)
		(9,374,319)

Heavy and Civil Engineering Construction - (0.0)% (b)
Howard Hughes Holdings, Inc.	(5,961)	(382,279)

Insurance Carriers and Related Activities - (1.0)%
Arthur J Gallagher & Co.	(11,413)	(2,991,918)
Brown & Brown, Inc.	(27,219)	(1,964,395)
Kinsale Capital Group, Inc.	(2,556)	(955,689)

Markel Group, Inc.	(688)	(1,240,402)
Ryan Specialty Holdings, Inc.	(41,350)	(1,744,143)
		(8,896,547)

Machinery Manufacturing - (1.2)%
Deere & Co.	(3,623)	(2,372,739)
Esab Corp.	(14,350)	(1,081,703)
Flowserve Corp.	(28,152)	(2,226,542)
Ingersoll Rand, Inc.	(13,155)	(1,013,593)
ITT, Inc.	(10,415)	(2,086,020)
JBT Marel Corp.	(19,198)	(2,243,670)
		(11,024,267)

Management of Companies and Enterprises - (0.8)%
Glacier Bancorp, Inc.	(37,863)	(1,753,436)
On Holding AG - Class A	(35,671)	(1,016,623)
Rivian Automotive, Inc. - Class A	(198,127)	(3,181,920)
U-Haul Holding Co.	(27,921)	(1,666,046)
		(7,618,025)

Merchant Wholesalers, Durable Goods - (0.4)%
Copart, Inc.	(32,175)	(1,061,453)
Genuine Parts Co.	(11,714)	(1,589,239)
Pool Corp.	(6,908)	(1,288,480)
		(3,939,172)

Merchant Wholesalers, Nondurable Goods - (0.4)%
Chefs' Warehouse, Inc.	(10,604)	(1,192,632)
Praxis Precision Medicines, Inc.	(7,154)	(2,506,046)
		(3,698,678)

Mining (except Oil and Gas) - (0.9)%
Coeur Mining, Inc.	(83,103)	(1,726,880)
Core Natural Resources, Inc.	(24,432)	(2,499,394)
Martin Marietta Materials, Inc.	(3,292)	(1,707,560)
Uranium Energy Corp.	(188,248)	(2,304,156)
		(8,237,990)

Miscellaneous Manufacturing - (0.9)%
Boston Scientific Corp.	(73,011)	(3,526,432)
Cooper Cos., Inc.	(15,543)	(1,089,409)
Medline, Inc.	(38,607)	(1,352,403)
ResMed, Inc.	(8,122)	(1,950,092)
		(7,918,336)

Motion Picture and Sound Recording Industries - (0.6)%
TKO Group Holdings, Inc.	(27,213)	(4,969,366)

Motor Vehicle and Parts Dealers - (1.2)%
AutoZone, Inc.	(1,379)	(4,124,920)
Carvana Co.	(63,039)	(4,630,845)
O'Reilly Automotive, Inc.	(25,435)	(2,258,628)
		(11,014,393)

Nonmetallic Mineral Product Manufacturing - (0.1)%
James Hardie Industries PLC	(41,764)	(1,240,808)

Oil and Gas Extraction - (1.0)%
Devon Energy Corp.	(46,708)	(2,265,805)
EQT Corp.	(42,273)	(2,290,351)
Expand Energy Corp.	(24,446)	(2,399,619)
Golar LNG Ltd.	(41,067)	(2,114,540)
		(9,070,315)

Performing Arts, Spectator Sports, and Related Industries - (0.1)%
Flutter Entertainment PLC	(12,244)	(1,226,604)

Professional, Scientific, and Technical Services - (2.9)%
CG Oncology, Inc.	(22,345)	(1,679,450)
Figma, Inc. - Class A	(149,338)	(4,105,302)
Kymera Therapeutics, Inc.	(11,041)	(1,311,781)
Omnicom Group, Inc.	(36,364)	(3,182,941)
QXO, Inc.	(161,454)	(2,144,109)
ServiceNow, Inc.	(30,541)	(4,519,762)
Take-Two Interactive Software, Inc.	(28,178)	(6,190,707)
Trade Desk, Inc. - Class A	(59,353)	(814,323)
VSE Corp.	(9,259)	(1,932,168)
		(25,880,543)

Publishing Industries - (2.3)%
Applied Digital Corp.	(133,606)	(3,394,928)
Gitlab, Inc. - Class A	(65,010)	(3,025,565)
HubSpot, Inc.	(12,788)	(3,342,272)
Nebius Group NV	(14,084)	(2,905,811)
Strategy, Inc. - Class A	(30,422)	(4,044,301)
Synopsys, Inc.	(10,005)	(4,398,098)
		(21,110,975)

Repair and Maintenance - (0.4)%
BitMine Immersion Technologies, Inc.	(142,625)	(3,611,265)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (4.3)%
Apollo Global Management, Inc.	(13,654)	(1,864,863)
Ares Management Corp. - Class A	(20,452)	(2,928,113)
Aurora Innovation, Inc.	(738,245)	(4,156,319)
Blackstone, Inc.	(20,096)	(2,878,551)
Houlihan Lokey, Inc.	(16,708)	(2,227,009)
IonQ, Inc.	(107,033)	(4,207,467)
KKR & Co., Inc.	(30,632)	(3,360,943)
LPL Financial Holdings, Inc.	(5,160)	(1,909,897)
Rigetti Computing, Inc.	(153,583)	(2,405,110)
Robinhood Markets, Inc. - Class A	(26,597)	(2,787,632)
Roivant Sciences Ltd.	(86,264)	(2,988,185)
SoFi Technologies, Inc.	(192,320)	(3,438,682)
StepStone Group, Inc. - Class A	(68,235)	(3,565,961)
		(38,718,732)

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - (0.8)%
Dick's Sporting Goods, Inc.	(19,359)	(2,615,401)
DoorDash, Inc. - Class A	(8,824)	(2,044,874)
Tractor Supply Co.	(64,168)	(2,239,463)
		(6,899,738)

Support Activities for Mining - (0.4)%
MP Materials Corp.	(33,182)	(1,816,714)
Royal Gold, Inc.	(5,338)	(1,395,727)
		(3,212,441)

Telecommunications - (0.5)%
Telephone and Data Systems, Inc.	(129,187)	(4,351,018)

Transportation Equipment Manufacturing - (2.0)%
AeroVironment, Inc.	(11,750)	(1,743,112)
Boeing Co.	(8,940)	(1,857,553)
Firefly Aerospace, Inc.	(59,639)	(1,259,576)
Honeywell International, Inc.	(9,296)	(1,984,975)
Joby Aviation, Inc.	(170,271)	(1,164,654)
Rocket Lab Corp.	(26,013)	(1,662,751)
Tesla, Inc.	(9,130)	(3,359,383)
Thor Industries, Inc.	(38,796)	(2,948,496)
TransDigm Group, Inc.	(1,567)	(1,836,117)
		(17,816,617)

Truck Transportation - (0.1)%
Saia, Inc.	(3,467)	(1,231,236)

Utilities - (1.6)%
Constellation Energy Corp.	(10,028)	(2,755,393)
MDU Resources Group, Inc.	(65,560)	(1,305,955)
Ormat Technologies, Inc.	(15,632)	(1,594,464)
Sempra	(33,470)	(2,734,499)
Texas Pacific Land Corp.	(6,958)	(2,604,658)
Venture Global, Inc. - Class A	(111,242)	(1,628,583)
Xcel Energy, Inc.	(26,514)	(2,006,845)
		(14,630,397)

Waste Management and Remediation Services - (0.2)%
Casella Waste Systems, Inc. - Class A	(10,747)	(991,411)
Republic Services, Inc.	(3,105)	(685,956)
		(1,677,367)

Web Search Portals, Libraries, Archives, and Other Information Services - (0.4)%
CoStar Group, Inc.	(11,529)	(369,735)
Pinterest, Inc. - Class A	(134,213)	(2,913,764)
		(3,283,499)

Wood Product Manufacturing - (0.5)%
Builders FirstSource, Inc.	(31,744)	(2,107,802)
Louisiana-Pacific Corp.	(29,669)	(2,091,961)
		(4,199,763)
TOTAL COMMON STOCKS (Proceeds $483,465,012)		(465,916,373)

EXCHANGE TRADED FUNDS - (3.1)%	Shares	Value
Funds, Trusts, and Other Financial Vehicles - (3.1)%
Invesco QQQ Trust Series 1	(7,194)	(5,156,371)
iShares Core S&P 500 ETF	(7,098)	(5,470,713)
iShares Semiconductor ETF	(33,567)	(17,154,080)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $28,596,005)		(27,781,164)

REAL ESTATE INVESTMENT TRUSTS - (1.1)%	Shares	Value

Real Estate - (0.9)%
American Healthcare REIT, Inc.	(29,068)	(1,604,844)
Crown Castle, Inc.	(11,419)	(869,443)
Digital Realty Trust, Inc.	(7,870)	(1,460,593)
Equinix, Inc.	(1,619)	(1,694,640)
Macerich Co.	(81,737)	(1,930,628)
Public Storage	(3,306)	(1,014,909)
		(8,575,057)

Warehousing and Storage - (0.2)%
Iron Mountain, Inc.	(14,524)	(1,675,343)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $10,332,485)		(10,250,400)

TOTAL SECURITIES SOLD SHORT - (56.0)% (Proceeds $522,393,502)		$ (503,947,937)

Percentages are stated as a percent of net assets.

PLC – Public Limited Company REIT – Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Convergence Long/Short Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 1,023,312,264	$ –	$ –	$ 1,023,312,264
Real Estate Investment Trusts	20,878,132	–	–	20,878,132
Money Market Funds	793,038	–	–	793,038
Total Investments	$ 1,044,983,434	$ –	$ –	$ 1,044,983,434

Liabilities:
Common Stocks	$ (465,916,373)	$ –	$ –	$ (465,916,373)
Exchange Traded Funds	(27,781,164)	–	–	(27,781,164)
Real Estate Investment Trusts	(10,250,400)	–	–	(10,250,400)
Total Short Securities	$ (503,947,937)	$ –	$ –	$ (503,947,937)

Refer to the Schedule of Investments for further disaggregation of investment categories.